Consolidated Statement of Comprehensive Income (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income
Net income	570	651	550
Net gain in foreign currency translation adjustments, net of hedging activities		18	3
Change in derivatives designated as cash flow hedges	(7)	2	7
Change in pension and post-retirement defined benefit plans	(883)	(460)	(662)
Other comprehensive loss before income taxes	(890)	(440)	(652)
Income tax recovery	240	99	132
Other comprehensive loss	(650)	(341)	(520)
Comprehensive (loss) income	(80)	310	30